                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04491

                        Van Kampen Limited Duration Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/08

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen Limited Duration Fund
Portfolio of Investments - March 31, 2008 (Unaudited)

PAR
AMOUNT
(000)                  DESCRIPTION               COUPON     MATURITY        VALUE
-------   ------------------------------------   ------   -----------   ------------
          COLLATERALIZED MORTGAGE OBLIGATIONS
             29.2%
$ 1,061   American Home Mortgage Assets (a)       2.838%     06/25/47   $    698,301
  1,016   American Home Mortgage Assets (a)       2.858      08/30/36        635,510
    424   American Home Mortgage Assets (a)       2.898      06/25/47        208,490
    426   American Home Mortgage Assets (a)       2.918      10/25/46        212,510
  1,045   American Home Mortgage Investment
             Trust (a)                            2.788      05/25/47        795,731
    525   American Home Mortgage Investment
             Trust (a)                            3.018      03/25/46        222,630
    126   American Home Mortgage Investment
             Trust (a)                            4.570      02/25/44        126,705
    734   Banc of America Funding Corp (b)        6.208      09/20/46        711,562
  1,258   Bank of America Mortgage
             Securities (a)                       4.369      01/25/35      1,213,846
    916   Bear Stearns Mortgage Funding
             Trust (a)                            2.778      03/25/36        694,726
    692   Bear Stearns Mortgage Funding
             Trust (a)                            2.808      01/25/37        422,866
    795   Bear Stearns Mortgage Funding
             Trust (a)                            2.848      07/25/36        468,435
    486   Citigroup Commercial Mortgage
             Trust (b)                            5.622      04/10/12        482,907
    437   Citigroup Mortgage Loan Trust,
             Inc. (b)                             5.735      09/25/34        434,722
    244   Citigroup Mortgage Loan Trust,
             Inc. (b)                             5.951      08/25/34        234,402
    557   Countrywide Alternative Loan
             Trust (a)                            2.788      11/25/46        426,074

    624   Countrywide Alternative Loan
             Trust (a)                            2.808      09/25/35        408,941
    261   Countrywide Alternative Loan
             Trust (a)                            2.825      10/25/35        220,544
    925   Countrywide Alternative Loan
             Trust (a)                            2.828      08/25/46        574,828
  1,778   Countrywide Alternative Loan                    10/25/36 to
             Trust (a)                            2.848      09/25/47      1,223,132
    845   Countrywide Alternative Loan
             Trust (a)                            2.925      12/20/35        565,828
    880   Countrywide Alternative Loan
             Trust (REMIC) (a)                    2.998      02/25/35        685,397
    722   Countrywide Alternative Loan
             Trust (a)                            2.998      03/25/35        559,492
  1,042   Countrywide Alternative Loan
             Trust (a)                            3.498      10/20/35        728,517
  2,944   Countrywide Alternative Loan
             Trust (c)                            3.899      02/25/37        126,952
  3,612   Countrywide Alternative Loan
             Trust (REMIC) (c)                    3.997      03/20/46        158,755
    613   Countrywide Alternative Loan
             Trust (a)                            5.736      11/25/35        466,159
    482   Countrywide Alternative Loan
             Trust (a)                            6.222      02/25/36        313,165
    307   Countrywide Home Loan Mortgage
             Trust (b)                            4.367      06/25/35        305,089
    445   Countrywide Home Loan Mortgage
             Trust (b)                            4.551      11/20/34        392,666
 11,846   Downey Savings & Loan
             Association Mortgage Loan
             Trust (c)                            1.250      08/19/45         79,593
    678   Downey Savings & Loan
             Association Mortgage Loan
             Trust (a)                            2.698      04/19/38        511,152
    828   Downey Savings & Loan
             Association Mortgage Loan
             Trust (a)                            2.758      09/19/36        629,983
    785   Downey Savings & Loan
             Association Mortgage Loan
             Trust (a)                            2.858      08/19/45        536,349

  1,247   Downey Savings & Loan
             Association Mortgage Loan
             Trust (a)                            2.928      09/19/35        791,059
    867   Federal Home Loan Mortgage Corp.        7.500      09/15/29        919,478
    202   Federal National Mortgage
             Association                          5.500      01/25/24        202,982
    522   Federal National Mortgage
             Association                          6.500      06/25/35        549,709
    775   First Horizon Alternative
             Mortgage Securities                  6.000      02/25/37        697,464
    293   First Horizon Mortgage Pass
             Through Trust (a)                    5.105      10/25/34        278,130
    305   Government National Mortgage
             Association (REMIC) (a)              3.217      09/16/19        300,847
  2,536   Greenpoint Mortgage Funding
             Trust (REMIC) (c)                    4.090      10/25/45         91,921
  1,457   Greenpoint Mortgage Funding
             Trust (REMIC) (c)                    4.208      08/25/45         47,360
    646   Greenpoint Mortgage Funding
             Trust (a)                            6.326      08/25/36        468,444
    780   GSR Mortgage Loan Trust (a)             2.858      08/25/46        503,006
      2   Harborview Mortgage Loan Trust                  07/20/36 to
             (REMIC) (d)                              *      03/19/37          1,674
    674   Harborview Mortgage Loan
             Trust (a)                            2.758      02/19/37        429,298
  1,027   Harborview Mortgage Loan
             Trust (a)                            2.798      11/19/36        616,996
  1,744   Harborview Mortgage Loan                        12/19/37 to
             Trust (a)                            2.808      08/19/46      1,096,260
    872   Harborview Mortgage Loan
             Trust (a)                            2.838      10/19/46        593,067
    768   Harborview Mortgage Loan
             Trust (a)                            2.848      08/21/46        495,326
    504   Harborview Mortgage Loan
             Trust (a)                            2.938      11/19/35        343,849
    658   Harborview Mortgage Loan
             Trust (a)                            2.985      06/20/35        441,943

    294   Harborview Mortgage Loan
             Trust (a)                            3.135      06/20/35        154,279
  3,074   Harborview Mortgage Loan
             Trust (b)(c)                         3.336      06/19/35         88,796
  2,791   Harborview Mortgage Loan
             Trust (b)(c)                         3.598      05/19/35         78,754
  4,396   Harborview Mortgage Loan
             Trust (b)(c)                         3.834      01/19/36        144,346
  3,566   Harborview Mortgage Loan Trust
             (REMIC) (b)(c)                       3.929      03/19/37        140,595
  1,808   Harborview Mortgage Loan
             Trust (b)(c)                         3.976      01/19/36         67,305
  5,656   Harborview Mortgage Loan Trust
             (REMIC) (b)(c)                       4.055      07/19/47        228,460
  1,342   Harborview Mortgage Loan
             Trust (a)                            6.326      01/19/36      1,073,373
  1,038   Harborview Mortgage Loan
             Trust (a)                            6.521      02/19/36        830,562
  2,432   Indymac Index Mortgage Loan
             Trust (REMIC) (b)(c)                 3.318      07/25/35         79,892
    257   Indymac Index Mortgage Loan
             Trust (a)                            3.348      07/25/34        133,002
    718   JPMorgan Chase Commercial
             Mortgage Securities Corp.            5.651      06/15/49        718,310
    712   Luminent Mortgage Trust (a)             2.798      10/25/46        542,056
    690   Luminent Mortgage Trust (a)             2.828      05/25/46        443,785
    512   Luminent Mortgage Trust
             (REMIC) (a)                          2.838      01/25/36        388,837
    375   Mastr Adjustable Rate Mortgages
             Trust (a)                            3.698      05/25/47        148,264
  1,897   Residential Accredit Loans, Inc. (a)    2.788   01/25/46 to
                                                             02/25/37      1,275,055
    979   Residential Accredit Loans, Inc. (a)    2.798      02/25/46        619,470
  1,022   Residential Accredit Loans, Inc.
             (REMIC) (a)                          2.828      06/25/46        640,523
  1,513   Residential Accredit Loans, Inc. (a)    2.858   06/25/37 to
                                                             02/25/47        853,623
    237   Residential Accredit Loans, Inc.
             (REMIC) (a)                          2.868      02/25/46        165,459

    353   Residential Accredit Loans, Inc. (a)    2.898      06/25/37        177,957
    422   Residential Accredit Loans, Inc. (a)    2.928      02/25/46        267,681
    650   Residential Accredit Loans, Inc. (a)    2.998      10/25/45        436,891
    759   Structured Asset Mortgage
             Investments, Inc. (a)                2.788      03/25/37        461,829
    910   Structured Asset Mortgage
             Investments, Inc. (a)                2.798      03/25/36        692,110
  1,116   Structured Asset Mortgage
             Investments, Inc. (a)                2.808      01/25/37        697,723
  1,101   Structured Asset Mortgage
             Investments, Inc. (REMIC) (a)        2.908      02/25/36        685,016
  1,501   Washington Mutual, Inc. (a)             2.798   12/25/46 to
                                                             02/25/47        909,777
    587   Washington Mutual, Inc. (a)             2.938      11/25/45        410,178
    275   Washington Mutual, Inc.
             (REMIC) (a)                          2.958      07/25/45        191,685
  2,130   Washington Mutual, Inc. (c)             3.014      07/25/44         45,429
  1,184   Washington Mutual, Inc. (c)             3.071      06/25/44         25,609
  3,054   Washington Mutual, Inc. (c)             3.090      10/25/44         64,245
    890   Washington Mutual, Inc. (REMIC) (a)     5.265      04/25/46        650,016
    688   Washington Mutual, Inc. (a)             5.265      05/25/46        378,345
    668   Washington Mutual, Inc. (a)             5.285      08/25/46        487,690
  1,050   Washington Mutual Mortgage
             Pass-Through Certificates (a)        5.326      08/25/46        650,754
    469   Washington Mutual Mortgage
             Pass-Through Certificates (a)        5.776      10/25/45        342,343
  1,290   Wells Fargo Mortgage Backed
             Securities Trust (a)                 4.110      06/25/35      1,193,155
    244   Wells Fargo Mortgage Backed
             Securities Trust (a)                 6.130      09/25/34        243,933
     41   Wells Fargo Mortgage Backed
             Securities Trust (b)                 7.029      07/25/34         39,860
                                                                        ------------
          TOTAL COLLATERALIZED MORTGAGE
             OBLIGATIONS 29.2%                                            43,211,744
                                                                        ------------
          CORPORATE BONDS 22.5%
          AUTOMOTIVE 0.6%
    350   American Honda Finance Corp. (e)        3.850      11/06/08        350,676
    345   Daimler Chrysler NA Holding (a)         3.297      03/13/09        340,564

    155   Daimler Chrysler NA Holding             4.050      06/04/08        155,064
                                                                        ------------
                                                                             846,304
                                                                        ------------
          BANKING 5.3%
    585   Bank of America Corp.                   3.375      02/17/09        585,364
    325   Citicorp                                6.375      11/15/08        331,438
    205   Credit Suisse USA, Inc.                 6.125      11/15/11        216,781
    255   JPMorgan Chase & Co.                    6.000      02/15/09        258,995
    450   JPMorgan Chase & Co.                    6.750      02/01/11        478,120
    365   MBNA Corp. (a)                          3.525      05/05/08        365,295
    330   Mellon Funding Corp.                    6.400      05/14/11        350,750
    365   Popular North America, Inc.             5.650      04/15/09        363,193
    700   Santander Central Hispano Issuances,
             Ltd. (Cayman Islands)                7.625      11/03/09        749,039
    640   Sovereign Bancorp (a)                   2.828      03/23/10        613,107
    620   SunTrust Bank Atlanta                   4.550      05/25/09        625,472
    735   Unicredito Luxembourg Finance
             (Luxembourg) (a)(e)                  3.767      10/24/08        734,333
    865   Wachovia Corp.                          5.350      03/15/11        887,232
    320   Washington Mutual, Inc.                 4.000      01/15/09        288,052
    305   Washington Mutual, Inc.                 8.250      04/01/10        265,466
    320   Wells Fargo Bank NA                     6.450      02/01/11        340,583
    390   Wells Fargo Co.                         3.120      08/15/08        388,532
                                                                        ------------
                                                                           7,841,752
                                                                        ------------
          BROKERAGE 1.4%
    170   Citigroup, Inc.                         3.625      02/09/09        169,590
    320   Citigroup, Inc.                         4.625      08/03/10        319,981
    475   Goldman Sachs Group, Inc.               6.875      01/15/11        507,380
    285   Lehman Brothers Holdings, Inc. (a)      4.933      12/23/08        277,122
    220   Lehman Brothers Holdings, Inc. (a)      5.093      12/23/10        187,762
    384   World Financial Properties (e)          6.910      09/01/13        366,824
    257   World Financial Properties (e)          6.950      09/01/13        248,969
                                                                        ------------
                                                                           2,077,628
                                                                        ------------
          CHEMICALS 0.1%
    190   ICI Wilmington                          4.375      12/01/08        191,015
                                                                        ------------

          DISTRIBUTORS 0.4%
    180   KeySpan Corp.                           4.900      05/16/08        180,230
    470   Sempra Energy                           4.750      05/15/09        474,351
                                                                        ------------
                                                                             654,581
                                                                        ------------
          DIVERSIFIED MANUFACTURING 0.3%
    435   Brookfield Asset Management,
             Inc. (Canada)                        8.125      12/15/08        446,744
                                                                        ------------
          ELECTRIC 2.9%
    420   Detroit Edison Co.                      6.125      10/01/10        445,177
    350   Dominion Resources, Inc.                5.687      05/15/08        350,714
    565   Entergy Gulf States, Inc. (a)           3.475      12/01/09        553,210
    260   NiSource Finance Corp. (a)              3.662      11/23/09        252,489
    745   Ohio Power Co. (a)                      4.826      04/05/10        726,591
    940   Peco Energy Co.                         3.500      05/01/08        940,013
    225   Public Service Co. of Colorado          6.875      07/15/09        233,136
    400   Southwestern Public Service Co.         6.200      03/01/09        408,497
    400   Texas-New Mexico Power Co.              6.250      01/15/09        407,794
                                                                        ------------
                                                                           4,317,621
                                                                        ------------
          FOOD & BEVERAGE 1.5%
    660   Kraft Foods, Inc.                       4.125      11/12/09        661,492
    460   Miller Brewing Co. (e)                  4.250      08/15/08        461,897
    545   Sara Lee Corp.                          2.750      06/15/08        544,194
    570   Yum! Brands, Inc.                       7.650      05/15/08        573,044
                                                                        ------------
                                                                           2,240,627
                                                                        ------------
          HEALTH CARE 0.3%
     30   UnitedHealth Group, Inc. (a)            3.155      03/02/09         29,675
    415   UnitedHealth Group, Inc.                4.125      08/15/09        411,405
                                                                        ------------
                                                                             441,080
                                                                        ------------
          INTEGRATED ENERGY 0.7%
    500   ConocoPhillips                          8.750      05/25/10        558,307
    430   Consumers Energy Co., Ser H             4.800      02/17/09        432,897
                                                                        ------------
                                                                             991,204
                                                                        ------------
          LIFE INSURANCE 1.7%
    140   AXA Financial, Inc.                     6.500      04/01/08        140,000
    500   Hartford Financial Services Group       5.550      08/16/08        503,133
    475   John Hancock Financial Services,
             Inc.                                 5.625      12/01/08        483,915

    555   Met Life Global Funding I (e)           4.625      08/19/10        571,799
    750   Monumental Global Funding II (e)        4.375      07/30/09        754,937
                                                                        ------------
                                                                           2,453,784
                                                                        ------------
          MEDIA-CABLE 0.2%
    375   Time Warner, Inc. (a)                   3.300      11/13/09        359,219
                                                                        ------------
          MEDIA-NONCABLE 0.3%
    165   Viacom, Inc. (a)                        3.150      06/16/09        161,748
    300   Viacom, Inc.                            5.750      04/30/11        303,405
                                                                        ------------
                                                                             465,153
                                                                        ------------
          NONCAPTIVE-CONSUMER 1.0%
    510   CIT Group, Inc.                         4.750      08/15/08        469,610
    570   Countrywide Home Loans, Inc.            3.250      05/21/08        559,017
    490   SLM Corp.                               4.000      01/15/10        411,987
                                                                        ------------
                                                                           1,440,614
                                                                        ------------
          NONCAPTIVE-CONSUMER FINANCE 1.2%
    825   American General Finance Corp.          4.625      09/01/10        822,500
    790   HSBC Finance Corp.                      6.750      05/15/11        820,118
     95   International Lease Finance Corp.       4.625      06/02/08         94,998
                                                                        ------------
                                                                           1,737,616
                                                                        ------------
          NONCAPTIVE-DIVERSIFIED FINANCE 0.1%
    275   Capmark Financial Group, Inc. (e)       5.875      05/10/12        174,376
                                                                        ------------
          PHARMACEUTICALS 0.3%
    430   Hospira, Inc. (a)                       3.176      03/30/10        418,405
                                                                        ------------
          PIPELINES 0.5%
    545   Enbridge Energy Partners                4.000      01/15/09        548,743
    200   Enterprise Products Operating,
             LP                                   7.500      02/01/11        214,981
                                                                        ------------
                                                                             763,724
                                                                        ------------
          RAILROADS 0.4%
    535   Burlington Northern Santa Fe Corp.      6.125      03/15/09        545,452
                                                                        ------------
          REFINING 0.4%
    660   Valero Energy Corp.                     3.500      04/01/09        655,978
                                                                        ------------
          REITS 0.3%
    475   iStar Financial, Inc. (a)               3.340      03/09/10        375,849
                                                                        ------------

          RETAILERS 0.8%
    385   CVS Corp.                               4.000      09/15/09        385,303
    415   Home Depot, Inc. (a)                    2.924      12/16/09        395,916
    365   JC Penney Corp., Inc.                   7.375      08/15/08        368,090
                                                                        ------------
                                                                           1,149,309
                                                                        ------------
          SERVICES 0.2%
    260   FedEx Corp.                             5.500      08/15/09        266,331
                                                                        ------------
          SUPERMARKETS 0.2%
    260   Safeway, Inc.                           7.500      09/15/09        273,147
                                                                        ------------
          TECHNOLOGY 0.2%
    215   Oracle Corp.                            5.000      01/15/11        220,701
                                                                        ------------
          WIRELINE 1.2%
    640   AT&T, Inc. (a)                          3.194      02/05/10        634,272
    200   British Telecommunications PLC
             (United Kingdom)                     8.625      12/15/10        220,086
    215   COX Communications, Inc.                4.625      01/15/10        215,195
    355   Sprint Nextel Corp. (a)                 5.242      06/28/10        302,957
    475   Telecom Italia Capital
             (Luxembourg)                         4.875      10/01/10        468,155
                                                                        ------------
                                                                           1,840,665
                                                                        ------------
          TOTAL CORPORATE BONDS 22.5%                                     33,188,879
                                                                        ------------
          ASSET BACKED SECURITIES 17.7%
    360   Ameriquest Mortgage Securities,
             Inc. (a)                             3.748      08/25/34        235,571
  1,525   Bank of America Credit Card
             Trust (a)                            3.037      04/16/12      1,508,501
     98   Capital Auto Receivables Asset
             Trust                                4.050      07/15/09         97,800
  1,075   Capital Auto Receivables Asset
             Trust                                4.980      05/15/11      1,087,440
    800   Capital Auto Receivables Asset
             Trust                                5.020      09/15/11        815,510
  1,400   Capital Auto Receivables Asset
             Trust                                5.380      07/15/10      1,425,878
    469   Capital One Auto Finance Trust          5.070      07/15/11        460,610
    754   Caterpillar Financial Asset Trust       5.570      05/25/10        761,897
  1,275   Chase Issuance Trust                    4.960      09/17/12      1,314,665

    750   CIT Equipment                           5.070      02/20/10        756,449
    575   CNH Equipment Trust                     5.400      10/17/11        585,500
  1,050   Daimler Chrysler Auto Trust             5.000      02/08/12      1,075,472
  1,050   Ford Credit Auto Owner Trust            4.360      06/15/10      1,057,295
    354   Ford Credit Auto Owner Trust            5.050      03/15/10        356,266
  1,100   Ford Credit Auto Owner Trust            5.260      10/15/10      1,112,204
  1,200   Ford Credit Auto Owner Trust            5.400      08/15/11      1,233,780
    294   GE Equipment Small Ticket LLC (e)       4.380      07/22/09        295,134
    477   GE Equipment Small Ticket LLC (e)       4.880      10/22/09        477,578
  1,082   Harley-Davidson Motorcycle Trust        3.560      02/15/12      1,083,194
    914   Harley-Davidson Motorcycle Trust        3.760      12/17/12        915,510
    946   Harley-Davidson Motorcycle Trust        4.070      02/15/12        950,386
    870   Harley-Davidson Motorcycle Trust        4.410      06/15/12        877,207
    675   Hertz Vehicle Financing LLC (e)         4.930      02/25/10        667,125
  1,025   Hyundai Auto Receivables Trust          5.040      01/17/12      1,038,502
    523   Lehman XS Trust (a)                     2.898      02/25/46        330,664
    397   National City Auto Receivable
             Trust                                2.880      05/15/11        396,720
    458   Nationstar Home Equity Loan
             Trust (a)                            2.658      06/25/37        431,997
    237   New Century Home Equity Loan
             Trust                                4.461      08/25/35        234,943
    725   Nissan Auto Receivables Owner
             Trust                                3.890      08/15/11        726,588
    900   Nissan Auto Receivables Owner
             Trust                                5.030      05/16/11        919,717
    583   Nissan Auto Receivables Owner
             Trust                                5.440      04/15/10        589,064
     19   Soundview Home Equity Loan
             Trust (a)                            2.658      06/25/36         19,215
    543   TXU Electric Delivery Transition
             Bond Co., LLC                        3.520      11/15/11        543,484
    600   USAA Auto Owner Trust                   4.160      04/16/12        605,008
  1,100   USAA Auto Owner Trust                   4.900      02/15/12      1,118,695
                                                                        ------------
          TOTAL ASSET BACKED SECURITIES 17.7%                             26,105,569
                                                                        ------------

          MORTGAGE BACKED SECURITIES 4.4%
      3   Federal Home Loan Mortgage
             Corp.                                6.500      01/01/33          3,547
    291   Federal Home Loan Mortgage                      10/01/29 to
             Corp.                                7.500      09/01/32        314,993
      1   Federal Home Loan Mortgage
             Corp.                                9.250      12/01/15            502
  1,116   Federal National Mortgage                       11/01/23 to
             Association                          6.500      11/01/33      1,164,337
  1,169   Federal National Mortgage                       03/01/26 to
             Association                          7.000      03/01/32      1,244,849
  3,253   Federal National Mortgage                       12/01/28 to
             Association                          7.500      08/01/36      3,477,054
     29   Federal National Mortgage                       03/01/16 to
             Association                          9.500      04/01/20         31,410
     12   Government National Mortgage                    07/15/28 to
             Association                          7.500      08/15/28         13,468
      1   Government National Mortgage                    07/15/16 to
             Association                          9.500      06/15/18          1,164
     61   Government National Mortgage                    11/15/16 to
             Association                         10.000      01/15/19         73,488
     11   Government National Mortgage
             Association                         10.500      02/15/18         13,632
     86   Government National Mortgage
             Association                         11.000      11/15/18        104,501
                                                                        ------------
          TOTAL MORTGAGE BACKED SECURITIES                                 6,442,945
                                                                        ------------
          ADJUSTABLE RATE MORTGAGE BACKED
             SECURITIES 2.0%
    324   Federal Home Loan Mortgage
             Corp.                                5.453      07/01/34        330,185
    305   Federal National Mortgage
             Association                          4.526      04/01/35        306,023
    661   Federal National Mortgage
             Association                          4.702      04/01/35        663,532
    996   Federal National Mortgage
             Association                          4.715      09/01/35      1,008,072
    249   Federal National Mortgage
             Association                          5.482      07/01/34        251,275
    121   Federal National Mortgage
             Association                          5.590      06/01/34        123,046

     96   Federal National Mortgage
             Association                          6.157      09/01/34         97,389
    187   Federal National Mortgage
             Association                          6.485      09/01/19        188,547
                                                                        ------------
          TOTAL ADJUSTABLE RATE MORTGAGE
             BACKED SECURITIES 2.0%                                        2,968,069
                                                                        ------------
TOTAL LONG-TERM INVESTMENTS 75.8%
   (Cost $128,972,773)                                                   111,917,206
                                                                        ------------
   SHORT-TERM INVESTMENTS 23.8%
   REPURCHASE AGREEMENTS 10.9%
   Banc of America Securities ($5,507,031 par collateralized by U.S.
      Government obligations in a pooled cash account, interest rate
      of 2.40%, dated 03/31/08, to be sold on 04/01/08 at $5,507,399)      5,507,031
   Citigroup Global Markets, Inc. ($5,507,031 par collateralized by
      U.S. Government obligations in a pooled cash account, interest rate of 2.10%, dated 03/31/08, to be sold on 04/01/08 at
      $5,507,353)                                                          5,507,031
   JPMorgan Chase & Co. ($1,652,110 par collateralized by U.S.
      Government obligations in a pooled cash account, interest rate
      of 2.25%, dated 03/31/08, to be sold on 04/01/08 at $1,652,213)      1,652,110
   State Street Bank & Trust Co. ($3,402,828 par collateralized by
      U.S. Government obligations in a pooled cash account, interest rate of 1.80%, dated 03/31/08, to be sold on 04/01/08 at
      $3,402,998)                                                          3,402,828
                                                                        ------------
   TOTAL REPURCHASE AGREEMENTS                                            16,069,000
                                                                        ------------
   UNITED STATES GOVERNMENT AGENCY OBLIGATIONS 12.9%
   United States Treasury Bill ($15,000,000 par, yielding 2.122%,
      04/15/08 maturity)                                                  14,987,633
   United States Treasury Bill ($125,000 par, yielding 3.153%,
      04/10/08 maturity) (f)                                                 124,902

   United States Treasury Bill ($4,000,000 par, yielding 1.321%,
      04/24/08 maturity)                                                   3,996,627
                                                                        ------------
   TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS 12.9%                19,109,162
                                                                        ------------
   TOTAL SHORT-TERM INVESTMENTS 23.8%
      (Cost $35,178,162)                                                  35,178,162
                                                                        ------------
   TOTAL INVESTMENTS 99.6%
      (Cost $164,150,935)                                                147,095,368
   OTHER ASSETS IN EXCESS OF LIABILITIES 0.4%                                591,787
                                                                        ------------
   NET ASSETS 100.0%                                                    $147,687,155
                                                                        ------------

Percentages are calculated as a percentage of net assets.

The obligations of certain United States government sponsored entities are neither issued nor guaranteed by the United States Treasury.

*    Zero coupon bond

(a)  Floating Rate Coupon

(b)  Variable Rate Coupon

(c)  Interest Only

(d)  Principal Only

(e) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f) All or a portion of this security has been physically segregated in connection with open futures contracts.

REMIC - Real Estate Mortgage Investment Conduits

SWAP AGREEMENTS OUTSTANDING AS OF MARCH 31, 2008:
CREDIT DEFAULT SWAPS

                                                                  PAY/
                                                                RECEIVE                NOTIONAL
                                                    BUY/SELL     FIXED    EXPIRATION    AMOUNT     UPFRONT
COUNTERPARTY                    REFERENCE ENTITY   PROTECTION     RATE       DATE        (000)    PAYMENTS      VALUE
-----------------------------   ----------------   ----------   -------   ----------   --------   --------   ----------
Barclays Bank
   PLC                          CDX.NA.IG.9        Sell          0.600%    12/20/12     $1,200    $(40,078)  $ (44,979)
Goldman Sachs
   Capital Markets, Dow Jones
   L.P.                         CDX NA IG HVOL     Sell          0.350     06/20/12      1,400     (19,885)    (67,896)
                                                                                                  --------   ----------
TOTAL CREDIT DEFAULT SWAPS                                                                        $(59,963)  $(112,875)
                                                                                                  ========   ==========

INTEREST RATE SWAPS

                                     PAY/
                                    RECEIVE                        NOTIONAL
                      FLOATING     FLOATING   FIXED   EXPIRATION    AMOUNT
COUNTERPARTY         RATE INDEX      RATE      RATE      DATE        (000)       VALUE
------------       -------------   --------   -----   ----------   --------   ----------
Bank of
   America, N.A.   USD-LIBOR BBA   Pay        5.560%   02/19/18     $3,390    $   68,071
 Bank of
    America, N.A.  USD-LIBOR BBA   Receive    5.995    02/19/23      4,385       (66,608)
Citibank, N.A.,
   New York        USD-LIBOR BBA   Pay        2.900    02/28/10      3,100        25,097
Deutsche Bank
   AG New York     USD-LIBOR BBA   Pay        4.550    10/23/09      2,800       126,126
Goldman Sachs
   Capital
   Markets, L.P.   USD-LIBOR BBA   Pay        4.642    09/11/09      2,800       124,792
Goldman Sachs
   Capital
   Markets, L.P.   USD-LIBOR BBA   Pay        5.074    10/05/08      1,500        38,352
 Goldman Sachs

   Capital
   Markets, L.P.   USD-LIBOR BBA   Pay        5.630    02/28/18      3,385        76,163
Goldman Sachs
   Capital
   Markets, L.P.   USD-LIBOR BBA   Receive    6.035    02/28/23      4,385       (71,563)
JPMorgan
   Chase Bank,
   N.A.            USD-LIBOR BBA   Pay        2.786    02/04/10      3,100        17,648
JP Morgan
   Chase Bank,
   N.A.            USD-LIBOR BBA   Pay        3.989    12/14/09      2,800       103,163
JPMorgan
   Chase Bank,
   N.A.            USD-LIBOR BBA   Pay        4.139    12/12/09      2,800       111,400
JPMorgan
   Chase Bank,
   N.A.            USD-LIBOR BBA   Pay        4.377    10/13/08      1,900        49,311
JPMorgan
   Chase Bank,
   N.A.            USD-LIBOR BBA   Pay        4.385    10/29/09      2,800       120,757
JPMorgan
   Chase Bank,
   N.A.            USD-LIBOR BBA   Pay        4.782    10/18/09      2,800       138,414
JPMorgan
   Chase Bank,
   N.A.            USD-LIBOR BBA   Pay        4.783    10/08/09      2,800        90,790
JPMorgan
   Chase Bank,
   N.A.            USD-LIBOR BBA   Pay        4.794    09/20/09      2,800       100,317

                                     PAY/
                                    RECEIVE                        NOTIONAL
                      FLOATING     FLOATING   FIXED   EXPIRATION    AMOUNT
COUNTERPARTY         RATE INDEX      RATE      RATE      DATE        (000)       VALUE
------------       -------------   --------   -----   ----------   --------   ----------
JPMorgan
   Chase Bank,
   N.A.            USD-LIBOR BBA   Pay        5.079%   08/01/09     $2,800    $  106,499
JPMorgan
   Chase Bank,
   N.A.            USD-LIBOR BBA   Pay        5.225    09/22/08        600         7,675
JPMorgan
   Chase Bank,
   N.A.            USD-LIBOR BBA   Pay        5.334    01/30/09      1,400        36,972
JPMorgan
   Chase Bank,
   N.A.            USD-LIBOR BBA   Pay        5.358    07/13/09      2,825       109,817
JPMorgan
   Chase Bank,
   N.A.            USD-LIBOR BBA   Pay        5.365    06/28/09      2,900       144,977
JPMorgan
   Chase Bank,
   N.A.            USD-LIBOR BBA   Pay        5.391    06/06/09      2,800       138,289
JPMorgan
   Chase Bank,
   N.A.            USD-LIBOR BBA   Pay        5.486    06/14/09      2,850       145,867
                                                                              ----------
TOTAL INTEREST RATE SWAPS                                                     $1,742,326
                                                                              ----------
TOTAL SWAP AGREEMENTS                                                         $1,629,451
                                                                              ==========

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2008:

                                                                        UNREALIZED
                                                                      APPRECIATION/
                                                          CONTRACTS    DEPRECIATION
                                                          ---------   -------------
LONG CONTRACTS:
U.S. Treasury Notes 5-Year Futures, June 2008 (Current
   Notional Value of $114,234 per contract)                  106        $ 131,383
U.S. Treasury Notes 10-Year Futures, June 2008 (Current
   Notional Value of $118,953 per contract)                   71          290,169
SHORT CONTRACTS:
U.S. Treasury Bond Futures, June 2008 (Current Notional
   Value of $118,797 per contract)                            15           12,133
U.S. Treasury Notes 2-Year Futures, June 2008 (Current
   Notional Value of $214,656 per contract)                  187         (163,858)
                                                             ---        ---------
                                                             379        $ 269,827
                                                             ===        =========

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments carried at value:

                                                  OTHER
                               INVESTMENTS      FINANCIAL
VALUATION INPUTS              IN SECURITIES   INSTRUMENTS*
----------------              -------------   ------------
Level 1 - Quoted Prices        $        -0-    $  269,827
Level 2 - Other Significant
Observable Inputs               147,095,368     1,629,451
Level 3 - Significant
Unobservable Inputs                     -0-           -0-
                               ------------    ----------
   TOTAL                       $147,095,368    $1,899,278
                               ============    ==========

*    Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Limited Duration Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 20, 2008